4. CASH, CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 4. CASH, CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of cash at bank and in hand of $52,051,940 as at June 30, 2013 (December 31, 2012 - $4,255,508).